Cover Page	May 05, 2021
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	MGM Growth Properties LLC
Entity Central Index Key	0001656936
Document Period End Date	May 05, 2021
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37733
Entity Tax Identification Number	47-5513237
Entity Address, Address Line One	1980 Festival Plaza Drive, Suite #750
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	669-1480
Title of 12(b) Security	Class A Shares of MGM Growth Properties LLC, No Par Value
Trading Symbol	MGP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
MGM Growth Properties [Member]
Entity Information [Line Items]
Entity Registrant Name	MGM Growth Properties Operating Partnership LP
Entity Central Index Key	0001691299
Entity Incorporation, State or Country Code	DE
Entity File Number	333-215571
Entity Tax Identification Number	81-1162318
Entity Emerging Growth Company	false